Interest Expenses, Net	6 Months Ended
Jun. 30, 2023
Interest Expenses, Net [Abstract]
INTEREST EXPENSES, NET

NOTE 16 – INTEREST EXPENSES, NET

Interest expenses as of June 30, 2023 and 2022 consisted of the following:

	2023	2022
Interest expense	$(238,269)	$(248,130)
Interest income	38,557	7,226
Total interest expense, net	$(199,712)	$(240,904)